Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2025
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management	During the years ended April 30, 2025, 2024 and 2023, the compensation for key management is as follows:

(in thousands)	2025 $	2024 $	2023 $
Salaries and other short-term benefits	3,828	2,454	2,632
Severance (included in salaries)	—	60	183
Share-based expense	386	928	986
Director compensation (included in salaries)	275	343	335
	4,489	3,785	4,136